WARRANTS (Details 1) - Warrants [Member] - $ / shares	6 Months Ended	12 Months Ended
	Aug. 31, 2016	Feb. 29, 2016
Number of shares	1,142,532	913,514
Weighted average remaining life (years)	3 years 1 month 24 days
Exercisable number of shares	1,142,532	913,514
$8.25
Exercise prices		$ 8.25
Number of shares		163,107
Weighted average remaining life (years)		4 years 7 months 17 days
Exercisable number of shares		163,107
$10.20
Exercise prices		$ 10.2
Number of shares		14,668
Weighted average remaining life (years)		8 months 16 days
Exercisable number of shares		14,668
$10.50
Exercise prices		$ 10.5
Number of shares		344,005
Weighted average remaining life (years)		4 years 1 month 2 days
Exercisable number of shares		344,005
$13.65
Exercise prices		$ 13.65
Number of shares		99,826
Weighted average remaining life (years)		11 months 1 day
Exercisable number of shares		99,826
$15.00
Exercise prices		$ 15
Number of shares		556
Weighted average remaining life (years)		4 years 3 months
Exercisable number of shares		556
$18.75
Exercise prices		$ 18.75
Number of shares		695
Weighted average remaining life (years)		4 years 3 months
Exercisable number of shares		695
$21.00
Exercise prices		$ 21
Number of shares		38,006
Weighted average remaining life (years)		8 months 5 days
Exercisable number of shares		38,006
$22.50
Exercise prices		$ 22.5
Number of shares		219,754
Weighted average remaining life (years)		2 years 3 months 11 days
Exercisable number of shares		219,754
$31.50
Exercise prices		$ 31.5
Number of shares		29,830
Weighted average remaining life (years)		2 years 1 month 13 days
Exercisable number of shares		29,830
$37.50
Exercise prices		$ 37.5
Number of shares		1,733
Weighted average remaining life (years)		1 year 10 months 13 days
Exercisable number of shares		1,733
$45.00
Exercise prices		$ 45
Number of shares		1,334
Weighted average remaining life (years)		11 months 1 day
Exercisable number of shares		1,334
Exercise Price 1
Exercise prices	$ 2
Number of shares	134,554
Weighted average remaining life (years)	2 years 9 months 11 days
Exercisable number of shares	134,554
Exercise Price 2
Exercise prices	$ 2.2
Number of shares	43,636
Weighted average remaining life (years)	4 years 5 months 12 days
Exercisable number of shares	43,636
Exercise Price 3
Exercise prices	$ 3
Number of shares	198,139
Weighted average remaining life (years)	1 year 5 months 5 days
Exercisable number of shares	198,139
Exercise Price 4
Exercise prices	$ 8.25
Number of shares	39,468
Weighted average remaining life (years)	3 years 8 months 5 days
Exercisable number of shares	39,468
Exercise Price 5
Exercise prices	$ 10.2
Number of shares	14,668
Weighted average remaining life (years)	2 months 16 days
Exercisable number of shares	14,668
Exercise Price 6
Exercise prices	$ 10.5
Number of shares	335,005
Weighted average remaining life (years)	3 years 7 months 2 days
Exercisable number of shares	335,005
Exercise Price 7
Exercise prices	$ 13.65
Number of shares	99,826
Weighted average remaining life (years)	5 months 1 day
Exercisable number of shares	99,826
Exercise Price 8
Exercise prices	$ 15
Number of shares	556
Weighted average remaining life (years)	3 years 9 months
Exercisable number of shares	556
Exercise Price 9
Exercise prices	$ 18.75
Number of shares	695
Weighted average remaining life (years)	3 years 9 months
Exercisable number of shares	695
Exercise Price 10
Exercise prices	$ 21
Number of shares	23,334
Weighted average remaining life (years)	5 months 26 days
Exercisable number of shares	23,334
Exercise Price 11
Exercise prices	$ 22.5
Number of shares	219,754
Weighted average remaining life (years)	1 year 9 months 18 days
Exercisable number of shares	219,754
Exercise Price 12
Exercise prices	$ 31.5
Number of shares	29,830
Weighted average remaining life (years)	1 year 7 months 13 days
Exercisable number of shares	29,830
Exercise Price 13
Exercise prices	$ 37.5
Number of shares	1,733
Weighted average remaining life (years)	1 year 4 months 13 days
Exercisable number of shares	1,733
Exercise Price 14
Exercise prices	$ 45
Number of shares	1,334
Weighted average remaining life (years)	5 months 1 day
Exercisable number of shares	1,334